SCHEDULE OF COMMON STOCK OPTION ACTIVITY ASSUMPTIONS (Details) - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Strike price	$ 0.02	$ 0.02
Fair value of Company's common stock	$ 0.0052	$ 0.01
Dividend yield	0.00%	0.00%
Expected volatility	320.50%	340.90%
Risk free interest rate	4.29%	3.39%
Expected term (years)	4 years 6 months	4 years 6 months